Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41666
Entity Registrant Name	CASI PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1701-1702, China Central Office Tower 1
Entity Address, Address Line Two	No. 81 Jianguo Road Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100025
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Trading Symbol	CASI
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	13,378,175
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1186
Auditor Name	KPMG Huazhen LLP
Auditor Location	Beijing, China
Entity Central Index Key	0001962738
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Rui Zhang
Entity Address, Address Line One	9620 Medical Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Rockville
Entity Address, Postal Zip Code	20850
Entity Address, State or Province	MD
Entity Address, Country	US
City Area Code	240
Local Phone Number	864-2600
Contact Personnel Email Address	ruiz@casipharmaceuticals.com